INCOME TAXES - Loss carry-forwards/ tax credits (Details) CAD in Thousands	Dec. 31, 2016 CAD
Canada. | Capital losses
Loss carryforwards and tax credits
Amount of loss carryforward	CAD 1,224,000
Canada. | Non-capital losses
Loss carryforwards and tax credits
Amount of loss carryforward	377,000
United States | Net operating losses
Loss carryforwards and tax credits
Amount of loss carryforward	894,000
United States | Alternative minimum tax credits
Loss carryforwards and tax credits
Amount of loss carryforward	CAD 112,000